Leases (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Incurred rent expenses		$ 6,700,000	$ 7,000,000	$ 6,900,000
Future minimum lease payment for 2013	6,200,000	6,200,000
Future minimum lease payment for 2014	5,000,000	5,000,000
Future minimum lease payment for 2015	4,300,000	4,300,000
Future minimum lease payment for 2016	2,300,000	2,300,000
Future minimum lease payment for 2017	1,600,000	1,600,000
Future minimum lease payment thereafter	5,200,000	5,200,000
Future sub-lease income for 2013	100,000	100,000
Future sub-lease income for 2014	100,000	100,000
Sale lease back transaction gain	10,300,000	10,334,000
Sale lease back transaction gain, Deferred	$ 4,500,000	$ 4,500,000
Amortization period of deferred gain on sale-lease back transaction	6 years